UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2005

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2005

ITEM 1.    REPORTS TO STOCKHOLDERS.

================================================================================







                                  FMC STRATEGIC
                                   VALUE FUND






                                  ANNUAL REPORT
                                OCTOBER 31, 2005








ADVISED BY:
FIRST MANHATTAN CO.
================================================================================

MANAGER'S DISCUSSION OF FUND PERFORMANCE



Dear Shareholder:

The following table summarizes performance data for the FMC Strategic Value Fund (the "Fund") for the periods indicated:


--------------------------------------------------------------------------------
                                      PERIODS ENDED OCTOBER 31, 2005
                                    --------------------------------
                                    SIX MONTHS         TWELVE MONTHS
                                    ----------         -------------
FMC Strategic Value Fund              11.29%                16.70%
Russell 2000 Value Index              11.35%                13.04%
--------------------------------------------------------------------------------

We are pleased to report favorable returns for the fiscal year ended October 31, 2005. When considering that the S&P 500 Index gained 8.7% during the same twelve-month period, it is clear that the small/mid cap value sector of the market, where we concentrate, has remained attractive. Once again, we want to emphasize that our investment focus is long term, that is, we consistently analyze the risk/reward potential of our holdings over the next three to five years. Furthermore, because our new purchases in many cases are companies experiencing real or perceived problems (which we consider temporary), the short term can be very unpredictable.

This past year had one important similarity to last year: the key drivers to the Fund's appreciation were energy, energy, and energy. Apart from strength in the utility sector, there have been few industries that have shown such favorable performance over the past 12 months. On balance, we have used this market strength in energy to reduce our weighting, mainly in the oil field sector, which is now attracting momentum investors. The fundamental outlook is positive with high visibility for above average earnings growth which, in our opinion, is being reflected in large part in current stock prices. We have sold our long-standing positions in Cooper Cameron and Rowan Cos. and reduced our holdings in Todco and Transocean. Nevertheless, we continue to retain a meaningful energy position as we believe the outlook remains favorable, particularly for the exploration and production sector, which remains undervalued. Stock prices, in our view, are discounting a pullback in oil prices to $30 per barrel, which is a retreat greater than our current expectations.

Other important portfolio changes during the period include the sales of Alexander & Baldwin and Manitowoc, both of which appreciated to our price objectives. Two other stocks, DoubleClick and CP Ships, were each acquired in cash transactions that provided attractive returns. Finally, we threw in the towel on Tecumseh Products and took a loss.

With respect to new purchases, since our last letter, we invested in the nickel/copper industry by buying both Falconbridge and Inco, and we also acquired a position in Cenveo Inc.

We readily concede that buying a cyclical nickel/copper producer after the commodity price has already experienced a strong run is atypical for our investment style. Nevertheless, in our analysis, there is little in the way of new supply of either commodity coming on over the next few years. In addition, certain political, environmental and economic issues create more obstacles today then in the past in developing major new mining properties. As a result, future supply appears to be constrained. On the other hand, demand for most commodities, including copper and nickel, is being driven by the rapid industrial development in

China and India. China, with its economy growing 9% annually, currently consumes about 12%-15% of the world output of copper and nickel; because it has no indigenous source of supply, it has to rely on imports.

Our assumption is not that commodity prices will increase, but that if they can maintain stability, i.e., $5.00-$6.00 per pound for nickel and $1.30-$1.50 for copper, then both Falconbridge and Inco should generate substantial earnings and free cash flow. As it is, our acquisition of Falconbridge has already proved rewarding; it has agreed to merge with Inco. Both stocks have high quality assets and are selling for about six times gross cash flow and less than ten times discretionary free cash flow, which we think is conservative if our pricing assumptions are correct.

Cenveo is a $1.8 billion (sales) commercial printing company. Products include annual reports, car brochures, brand marketing collateral, and importantly, printing of customized envelopes. The company is slightly unprofitable, generates modest positive cash flow and has over $15 per share in debt. In September, a new management group led by Bob Burton, Sr. took control of the company and changed key management personnel. Burton's group acquired about 12% of the shares, including open market purchases at prices that approximate our cost of just under $10 per share. Burton earlier led a successful turnaround at Moore Corp. that proved financially rewarding to shareholders (including the Fund). Cenveo is in a business Burton understands, and he has an established track record of success in turnarounds.

Cenveo's current structure reflects a rollup of many different printing companies and, according to new management, very little had been done to integrate the company both in terms of cost saving and cross selling opportunities. An intermediate goal (probably two years) is to reach $200 million in EBDITA, which, if achieved, would produce an EBIT margin of 8%, and EPS of $1.00 without any assumed saving in interest expense. This margin goal is consistent with that being generated by others in the industry. On this basis, free cash flow would approximate $1.50 per share as capital spending runs below depreciation and amortization. If management makes the progress envisioned, then we think the reward/risk ratio, based on our acquisition cost, could be quite favorable.

We appreciate your continued confidence.


Sincerely,

/s/Edward I. Lefferman

Edward I. Lefferman
Portfolio Manager

THE INFORMATION PROVIDED HEREIN REPRESENTS THE OPINION OF THE MANAGER AT A SPECIFIC POINT IN TIME AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS NOR INVESTMENT ADVICE.

                     COMPARISON OF CHANGE IN THE VALUE OF A
                  $10,000 INVESTMENT IN THE FMC STRATEGIC VALUE
                    FUND VERSUS THE RUSSELL 2000 VALUE INDEX

                 -------------------------------------------------
                                   TOTAL RETURN(1)
                 -------------------------------------------------
                             Annualized    Annualized   Annualized
                 One Year      3 Year        5 Year      Inception
                  Return       Return        Return     to Date (2)
                 -------------------------------------------------
                  16.70%       20.23%        17.15%       15.69%
                 -------------------------------------------------

[LINE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

              FMC Strategic Value Fund     Russell 2000 Value Index(3)
8/31/98       $10,000                      $10,000
10/31/98       11,114                       10,879
10/31/99       11,143                       10,957
10/31/00       13,813                       12,853
10/31/01       16,149                       13,977
10/31/02       17,533                       13,624
10/31/03       21,767                       19,113
10/31/04       26,111                       22,551
10/31/05       30,472                       25,492


(1) The data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that, when redeemed, the Fund shares may be worth less than its original cost. The Fund's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a fund's returns, do not include any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Fee waivers and reimbursements were previously in effect; if they had not been in effect, performance would have been lower.
(2) The FMC Strategic Value Fund commenced operations on August 17, 1998. The performance reflected in the graph begins at the end of the month operations commenced.
(3) The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.


                           PORTFOLIO COMPOSITION (4)

[PIE CHART OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

U.S. Treasury Obligations 22.4%
Industrial/Manufacturing 15.8%
Energy 15.2%
Miscellaneous Consumer 9.0%
Media 8.2%
Automotive 7.2%
Basic Industry 4.8%
Transportation 3.9%
Utilities 2.3%
Housing Related 2.1%
Technology 2.0%
Services 1.6%
Financial Services 1.5%
Banks 1.4%
Food 1.2%
Miscellaneous 1.1%
Corporate Bonds 0.3%


(4) Portfolio composition percentages are based upon the total investments of the Fund.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2005


                                                                                                      Value
                                                                                        Shares        (000)
-----------------------------------------------------------------------------------------------------------------
COMMON STOCK (77.7%)
AUTOMOTIVE (7.2%)
   Adesa .............................................................................  150,000      $  3,210
   Monaco Coach.......................................................................  252,000         3,092
   Spartan Motors.....................................................................  270,000         2,754
                                                                                                     --------
                                                                                                        9,056
                                                                                                     --------
BANKS (1.4%)
   North Fork Bancorporation .........................................................   67,500         1,710
                                                                                                     --------
BASIC INDUSTRY (4.8%)
   Falconbridge Ltd...................................................................   97,600         2,747
   Inco* .............................................................................   62,100         2,498
   Mueller Industries.................................................................   30,000           826
                                                                                                     --------
                                                                                                        6,071
                                                                                                     --------
ENERGY (15.3%)
   Core Laboratories*.................................................................  110,000         3,543
   Encore Acquisition*................................................................  120,000         4,117
   FMC Technologies*..................................................................   27,515         1,003
   Range Resources....................................................................  215,000         7,674
   Transocean*........................................................................   49,550         2,849
                                                                                                     --------
                                                                                                       19,186
                                                                                                     --------
FINANCIAL SERVICES (1.5%)
   Commerce Group.....................................................................   32,300         1,835
                                                                                                     --------
FOOD (1.2%)
   Agrium ............................................................................   70,000         1,485
                                                                                                     --------
HOUSING RELATED (2.1%)
   Palm Harbor Homes*.................................................................  144,600         2,665
                                                                                                     --------
INDUSTRIAL/MANUFACTURING (15.9%)
   AZZ* ..............................................................................  126,300         2,224
   Actuant, Cl A*.....................................................................   33,700         1,641
   Chesapeake.........................................................................  156,000         3,142
   FMC* ..............................................................................   20,000         1,089
   Gardner Denver*....................................................................   11,000           535
   MacDermid..........................................................................  111,500         3,122
   Mettler Toledo International*......................................................   24,000         1,238
   Todco, Cl A*.......................................................................  155,000         6,936
                                                                                                     --------
                                                                                                       19,927
                                                                                                     --------



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2005

                                                                                        Shares/
                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
-----------------------------------------------------------------------------------------------------------------
MEDIA (8.3%)
   Cenveo*............................................................................  330,000      $  3,260
   Discovery Holding, Cl A*...........................................................    9,956           140
   Liberty Global, Cl A* .............................................................    4,978           123
   Liberty Global, Cl C* .............................................................    4,978           118
   Liberty Media, Cl A*...............................................................   99,560           793
   Reader's Digest Association........................................................  190,000         2,911
   RR Donnelley & Sons................................................................   85,000         2,977
                                                                                                     --------
                                                                                                       10,322
                                                                                                     --------
MISCELLANEOUS (1.1%)
   West Marine*.......................................................................  100,000         1,357
                                                                                                     --------
MISCELLANEOUS CONSUMER (9.1%)
   Blyth                                                                                 80,000         1,459
   Dorel Industries, Cl B*............................................................  122,000         2,940
   Ethan Allen Interiors..............................................................   86,000         2,909
   Furniture Brands International.....................................................  120,000         2,178
   Tredegar...........................................................................  150,000         1,889
                                                                                                     --------
                                                                                                       11,375
                                                                                                     --------
SERVICES (1.6%)
   United Stationers*.................................................................   44,000         1,996
                                                                                                     --------
TECHNOLOGY (2.0%)
   Polycom*...........................................................................  165,000         2,525
                                                                                                     --------
TRANSPORTATION (3.9%)
   Trinity Industries                                                                    50,000         1,903
   Wabtec.............................................................................  110,000         2,992
                                                                                                     --------
                                                                                                        4,895
                                                                                                     --------
UTILITIES (2.3%)
   Citizens Communications............................................................  240,000         2,938
                                                                                                     --------
TOTAL COMMON STOCK
   (Cost $69,327) ....................................................................                 97,343
                                                                                                     --------

CORPORATE BONDS (0.3%)
   Mueller Industries
     6.000%, 11/01/14 ................................................................  $   425           412
                                                                                                    ---------
TOTAL CORPORATE BONDS
   (Cost $425) .......................................................................                    412
                                                                                                    ---------




    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                 FMC STRATEGIC VALUE FUND

October 31, 2005

                                                                                         Face
                                                                                        Amount        Value
                                                                                         (000)        (000)
-----------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (22.9%)
   U.S. Treasury Bills(A)
     3.954%, 03/02/06 ...............................................................   $10,182      $ 10,049
     3.698%, 02/02/06................................................................     3,521         3,486
     3.542%, 01/05/06................................................................     7,019         6,973
     3.350%, 11/03/05................................................................     2,301         2,301
     3.173%, 12/01/05................................................................     5,913         5,895
                                                                                                     --------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $28,721) ...................................................................                  28,704
                                                                                                     --------
TOTAL INVESTMENTS (100.9%)
   (Cost $98,473) ...................................................................                 126,459
                                                                                                     --------

OTHER ASSETS AND LIABILITIES (-0.9)%
   Payable for Investment Securities Purchased ......................................                  (1,295)
   Investment Advisory Fees Payable .................................................                    (105)
   Administration Fees Payable ......................................................                     (12)
   Trustees' Fees Payable ...........................................................                      (1)
   Other Assets and Liabilities, Net ................................................                     298
                                                                                                     --------
TOTAL OTHER ASSETS AND LIABILITIES ..................................................                  (1,115)
                                                                                                     --------
NET ASSETS -- 100.0% ................................................................                $125,344
                                                                                                     --------

   Portfolio Shares (unlimited authorization -- no par value)
     based on 6,189,266 outstanding shares of beneficial interest ...................                $ 92,263
   Undistributed net investment income ..............................................                      59
   Accumulated net realized gain on investments .....................................                   5,036
   Net unrealized appreciation on investments .......................................                  27,986
                                                                                                     --------
NET ASSETS ..........................................................................                $125,344
                                                                                                     ========
   Net Asset Value, Offering and Redemption Price Per Share .........................                  $20.25
                                                                                                     ========

* NON-INCOME PRODUCING SECURITY.
(A) THE RATE REPORTED IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.
CL -- CLASS
LTD -- LIMITED

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                           FMC STRATEGIC VALUE FUND

For the Year Ended October 31, 2005


--------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income (Less foreign taxes withheld of $4) .......................................      $  1,098
   Interest Income............................................................................           682
--------------------------------------------------------------------------------------------------------------
     Total Investment Income .................................................................         1,780
--------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees...................................................................         1,066
   Administration Fees .......................................................................           147
   Trustees' Fees ............................................................................             5
   Transfer Agent Fees .......................................................................            36
   Professional Fees..........................................................................            27
   Printing Fees .............................................................................            24
   Registration and Filing Fees ..............................................................            13
   Custodian Fees ............................................................................             8
   Other Fees ................................................................................             9
--------------------------------------------------------------------------------------------------------------
     Net Expenses ............................................................................         1,335
--------------------------------------------------------------------------------------------------------------
     Net Investment Income....................................................................           445
--------------------------------------------------------------------------------------------------------------
Net Realized Gain on Investments .............................................................         5,038
Net Change in Unrealized Appreciation on Investments .........................................        10,009
--------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Appreciation on Investments..................................        15,047
--------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations..........................................       $15,492
==============================================================================================================


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                FMC STRATEGIC VALUE FUND

For the Years Ended October 31,


                                                                                 2005             2004
----------------------------------------------------------------------------------------------------------
Operations:
   Net Investment Income ..............................................       $    445          $   572
   Net Realized Gain on Investments ...................................          5,038            4,224
   Net Change in Unrealized Appreciation on Investments................         10,009            7,152
----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations..............         15,492           11,948
----------------------------------------------------------------------------------------------------------
Dividends and Distributions:
   Net Investment Income...............................................           (958)              --
   Net Realized Gain...................................................         (4,220)            (328)
----------------------------------------------------------------------------------------------------------
     Total Dividends and Distributions ................................         (5,178)            (328)
----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Issued .............................................................         36,370           20,033
   In Lieu of Dividends and Distributions .............................            274               20
   Redeemed ...........................................................         (5,158)          (2,544)
----------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Derived from Capital Share Transactions         31,486           17,509
----------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets .....................................         41,800           29,129
----------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year...................................................         83,544           54,415
----------------------------------------------------------------------------------------------------------
   End of Year.........................................................       $125,344          $83,544
==========================================================================================================
Undistributed Net Investment Income ...................................       $     59          $   572
==========================================================================================================
Shares Issued and Redeemed:
   Issued .............................................................          1,886            1,159
   In Lieu of Dividends and Distributions .............................             15                1
   Redeemed ...........................................................           (263)            (146)
----------------------------------------------------------------------------------------------------------
     Net Increase in Shares Outstanding from Share Transactions........          1,638            1,014
==========================================================================================================
     Amounts designated as "--" are either $0 or have been rounded to $0.






    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                    FMC STRATEGIC VALUE FUND

For a Share Outstanding Throughout Each Year

For the Years Ended October 31,



         Net                                                                                Net               Net
        Asset       Net    Realized and            Dividends   Distributions   Total       Asset            Assets,    Ratio
       Value,   Investment  Unrealized    Total     from Net       from      Dividends     Value,             End   of Expenses
      Beginning   Income       Gain        from    Investment    Realized       and         End    Total    of Year  to Average
       of Year    (Loss)  on Securities Operations   Income        Gains    Distributions of Year Return(1)  (000)   Net Assets
      --------- --------- ------------- ---------- ----------  ------------ ------------- ------- --------- ------- -----------
2005   $18.36   $ 0.08(2)    $2.90(2)      $2.98      $(0.18)      $(0.91)     $(1.09)     $20.25   16.70%  $125,344    1.25%
2004    15.39     0.14(2)     2.92(2)       3.06          --        (0.09)      (0.09)      18.36   19.96     83,544    1.28
2003    12.51    (0.05)       3.05          3.00          --        (0.12)      (0.12)      15.39   24.15     54,415    1.30
2002    12.19    (0.02)       1.05          1.03          --        (0.71)      (0.71)      12.51    8.57     31,671    1.30
2001    12.26     0.07        1.76          1.83       (0.07)       (1.83)      (1.90)      12.19   16.91     18,157    1.30


          Ratio        Ratio
          of Net     of Expenses
        Investment   to Average
       Income (Loss) Net Assets   Portfolio
        to Average   (Excluding   Turnover
        Net Assets    Waivers)      Rate
        ----------   ----------    --------
2005      0.42%        1.25%        13.29%
2004      0.81         1.28         18.94
2003     (0.40)        1.34          6.68
2002     (0.19)        1.56          3.26
2001      0.55         2.31         29.75

(1) Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(2) Per share calculations were performed using average shares for the period.

    Amounts designated as "--" are either $0 or have been rounded to $0.






    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2005



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 38 funds. The financial statements herein are those of the FMC Strategic Value Fund (the "Fund"). The financial statements of the remaining funds are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

    USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

    SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

    For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2005



    "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator and the Fund holds the relevant securities, then the administrator will notify the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

    SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

    EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are allocated pro rata to the Fund based on the number of funds and/or relative net assets.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, DISTRIBUTION AND TRANSFER
   AGENT AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund for an annual fee equal to the higher of $75,000 or 0.12% of the Fund's average daily net assets of the first $350 million, 0.10% of the Fund's average daily net assets of the next $150 million, 0.08% of the Fund's average daily net assets of the next $500 million, and 0.06% of the Fund's average daily net assets in excess of $1 billion. Prior to July 1, 2005, the Fund's annual fee was equal to the higher of $75,000 or 0.15% of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and First Manhattan Co. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee in order to limit the Fund's total operating expenses to a maximum of 1.30% of the Fund's average daily net assets. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2005



6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales and maturities, other than short-term investments, for the year ended October 31, 2005, were as follows (000):


Purchases
  U.S. Government .....................    $    --
  Other ...............................     27,110
Sales and Maturities
  U.S. Government .....................         --
  Other ...............................     11,081


7.  FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights. During the fiscal year ended October 31, 2005, there were no permanent book and tax differences.

The tax character of dividends and distributions declared during the years ended October 31, 2004, and October 31, 2005, were as follows (000):

              ORDINARY      LONG-TERM
               INCOME      CAPITAL GAIN      TOTAL
              --------     ------------     ------
   2005       $1,360         $3,818         $5,178
   2004           --            328            328

As of October 31, 2005, the components of Distributable Earnings were as follows
(000):

Undistributed Ordinary Income                 $   783
Undistributed Long-Term Capital Gains           4,312
Unrealized Appreciation                        27,986
                                              -------
Total Distributable Earnings                  $33,081
                                              =======

For Federal income tax purposes, the cost of securities owned at October 31, 2005, and the net realized gains or losses on securities sold for the year then ended were not different from the amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at October 31, 2005, was as follows (000):

      FEDERAL                                NET
       TAX      APPRECIATED DEPRECIATED   UNREALIZED
       COST     SECURITIES  SECURITIES   APPRECIATION
      -------   ----------- -----------  ------------
      $98,473     $32,171    $(4,185)       $27,986


8. OTHER:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

9. SUBSEQUENT EVENT (UNAUDITED):

The Board has selected Ernst & Young LLP (E&Y) to serve as the Fund's independent registered public accounting firm for the Fund's fiscal year ended October 31, 2006. The decision to select E&Y was recommended by the Audit Committee and was approved by the Board on November 14, 2005. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, neither the Trust, its portfolios, nor anyone on their behalf consulted with E&Y on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of

NOTES TO FINANCIAL STATEMENTS                           FMC STRATEGIC VALUE FUND

October 31, 2005



Item 304 of Regulation S-K) or reportable events (as described in paragraph
(a)(1)(iv) of said Item 304).

The selection of E&Y does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Fund's current auditor, KPMG LLP. The dismissal of KPMG LLP, the Fund's current independent registered public accounting firm, effective upon its completion of its audits for the fiscal year ended October 31, 2005 and to select E&Y was recommended by the Trust's Audit Committee and approved by the Trust's Board of Trustees. KPMG LLP's report on the Fund's financial statements for the fiscal years ended October 31, 2005 and October 31, 2004 contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's fiscal years ended October 31, 2005 and October 31, 2004, (i) there were no disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Shareholders and Board of Trustees of
FMC Strategic Value Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of FMC Strategic Value Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2001, was audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FMC Strategic Value Fund of The Advisors' Inner Circle Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.



                                    KPMG LLP

Philadelphia, Pennsylvania
December 22, 2005

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

Set forth below are the names, ages, position with the Trust, term of office, length of time served and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-845-3885. The following chart lists Trustees and Officers as of November 15, 2005.

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A.               Chairman   (Since 1991)    Currently performs various services      38        Trustee of The Advisors' Inner
NESHER                of the Board                 on behalf of SEI Investments for which             Circle Fund II, Bishop Street
59 yrs. old            of Trustees                 Mr. Nesher is compensated. Executive               Funds, SEI Asset Allocation
                                                   Vice President of SEI Investments,                 Trust, SEI Daily Income Trust,
                                                   1986-1994. Director and Executive                  SEI Index Funds, SEI
                                                   Vice President of the Administrator                Institutional International
                                                   and the Distributor, 1981-1994.                    Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust,
                                                                                                      SEI Opportunity Master Fund,
                                                                                                      L.P., SEI Opportunity Fund,
                                                                                                      L.P., SEI Absolute Return
                                                                                                      Master Fund, L.P., SEI
                                                                                                      Absolute Return Fund, L.P.,
                                                                                                      SEIGlobal Master Fund, PLC,
                                                                                                      SEI Global Assets Fund, PLC,
                                                                                                      SEI Global Investments Fund,
                                                                                                      PLC, SEI Investments Global,
                                                                                                      Limited, SEI
                                                                                                      Investments-Global Fund
                                                                                                      Services, Limited, SEI
                                                                                                      Investments (Europe) Ltd., SEI
                                                                                                      Investments-Unit Trust
                                                                                                      Management (UK) Limited, and
                                                                                                      SEI Global Nominee Ltd.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM M.               Trustee   (Since 1992)    Self-employed consultant since 2003.     38        Director of SEI Investments
DORAN                                              Partner, Morgan, Lewis & Bockius                   Company and SEI Investments
1701 Market Street                                 LLP (law firm) from 1976-2003,                     Distribution Co., SEI
Philadelphia, PA 19103                             counsel to the Trust, SEI Investments,             Investments-Global Fund
65 yrs. old                                        the Administrator and the Distributor.             Services, Limited, SEI
                                                   Director of SEI Investments since 1974;            Investments (Europe), Limited,
                                                   Secretary of SEI Investments since 1978.           SEI Investments (Asia)
                                                                                                      Limited, SEI Asset Korea Co.,
                                                                                                      Ltd., Trustee of The Advisors'
                                                                                                      Inner Circle Fund II, SEI
                                                                                                      Investments, SEI Asset
                                                                                                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust and SEI Tax Exempt
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
4  Effective November 18, 2005, William E. Zitelli is no longer Chief Compliance Officer of the Advisors' Inner Circle Fund.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)       OVERSEEN BY       OTHER DIRECTORSHIPS
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         BOARD MEMBER    HELD BY BOARD MEMBER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T.                  Trustee   (Since 1993)    Vice Chairman of Ameritrust Texas        38        Trustee of The Advisors' Inner
COONEY                                             N.A., 1989-1992, and MTrust Corp.,                 Circle Fund II.
78 yrs. old                                        1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B.                Trustee   (Since 1993)    Private investor from 1987 to present.   38        Trustee of The Advisors' Inner
PETERS                                             Vice President and Chief Financial                 Circle Fund II.
76 yrs. old                                        Officer, Western Company of North
                                                   America (petroleum service company),
                                                   1980-1986. President of Gene Peters
                                                   and Associates (import company),
                                                   1978-1980. President and Chief
                                                   Executive Officer of Jos. Schlitz
                                                   Brewing Company before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M.                 Trustee   (Since 1994)    Attorney, Solo Practitioner since        38        Trustee of The Advisors' Inner
STOREY                                             1994. Partner, Dechert (law firm),                 Circle Fund II, SEI Asset
74 yrs. old                                        September 1987-December 1993.                      Allocation Trust, SEI Daily
                                                                                                      Income Trust, SEI Index Funds,
                                                                                                      SEI Institutional
                                                                                                      International Trust, SEI
                                                                                                      Institutional Investments
                                                                                                      Trust, SEI Institutional
                                                                                                      Managed Trust, SEI Liquid
                                                                                                      Asset Trust, SEI Tax Exempt
                                                                                                      Trust and U.S. Charitable Gift
                                                                                                      Trust.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE J.                Trustee   (Since 1999)    Chief Executive Officer, Newfound        38        Trustee, State Street
SULLIVAN, JR.                                      Consultants, Inc. since April 1997.                Navigator Securities Lending
63 yrs. old                                        General Partner, Teton Partners, L.P.,             Trust, since 1995. Trustee of
                                                   June 1991-December 1996; Chief                     The Fulcrum Trust. Trustee of
                                                   Financial Officer, Nobel Partners,                 The Advisors' Inner Circle
                                                   L.P., March 1991-December 1996;                    Fund II, SEI Asset Allocation
                                                   Treasurer and Clerk, Peak Asset                    Trust, SEI Daily Income Trust,
                                                   Management, Inc., since 1991.                      SEI Index Funds, SEI
                                                                                                      Institutional International
                                                                                                      Trust, SEI Institutional
                                                                                                      Investments Trust, SEI
                                                                                                      Institutional Managed Trust,
                                                                                                      SEI Liquid Asset Trust, SEI
                                                                                                      Tax Exempt Trust, SEI
                                                                                                      Opportunity Master Fund, L.P.,
                                                                                                      SEI Absolute Return Fund, L.P.
                                                                                                      and SEI Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
4  Effective November 18, 2005, William E. Zitelli is no longer Chief Compliance Officer of the Advisors' Inner Circle Fund.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                         NUMBER OF
                                                                                        PORTFOLIOS
                                     TERM OF                                         IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                       INNER CIRCLE FUND   OTHER DIRECTORSHIPS
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)     OVERSEEN BY BOARD       HELD BY BOARD
        AGE 1          THE TRUST   TIME SERVED 2           DURING PAST 5 YEARS         MEMBER/OFFICER      MEMBER/OFFICER 3
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
(CONTINUED)
-----------
BETTY L.                 Trustee   (Since 2005)    Self-Employed Legal and Financial        38        Trustee of The Advisors' Inner
KRIKORIAN                                          Services Consultant since 2003.                    Circle Fund II.
62 yrs. old                                        In-house Counsel, State Street
                                                   Bank Global Securities and Cash
                                                   Operations from 1995 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
CHARLES E.               Trustee   (Since 2005)    Self-Employed Business Consultant,       38        Director, Crown Pacific, Inc.
CARLBOM                                            Business Project Inc. since 1997.                  and Trustee of The Advisors'
71 yrs. old                                        CEO and President, United Grocers                  Inner Circle Fund II.
                                                   Inc. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------------------------------
MITCHELL A.              Trustee   (Since 2005)    Retired.                                 38        Director, Federal Agricultural
JOHNSON                                                                                               Mortgage Corporation. Trustee
63 yrs. old                                                                                           of The Advisors' Inner Circle
                                                                                                      Fund II.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

JAMES F.                President  (Since 2003)    Senior Operations Officer, SEI           N/A                 N/A
VOLK, CPA                                          Investments, Fund Accounting and
43 yrs. old                                        Administration since 1996; Assistant
                                                   Chief Accountant for the U.S.
                                                   Securities and Exchange Commission
                                                   from 1993-1996.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL                Controller  (Since 2005)    Director, SEI Investments, Fund          N/A                 N/A
LAWSON                 and Chief                   Accounting since July 2005.
45 yrs. old         Financial Officer              Manager, SEI Investments AVP from
                                                   April 1995 to February 1998 and
                                                   November 1998 to July 2005.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E.                Chief    (Since 2004)    Vice President and Assistant             N/A                 N/A
ZITELLI 4              Compliance                  Secretary of SEI Investments and
37 yrs. old              Officer                   Vice President and Assistant
                                                   Secretary of SEI Investments Global
                                                   Funds Services from 2000-2004;
                                                   Vice President, Merrill Lynch & Co.
                                                   Asset Management Group from
                                                   1998- 2000; Associate at Pepper
                                                   Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------

1  Unless otherwise noted, the business address of each Trustee or officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks,
   Pennsylvania 19456.
2  Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3  Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
   (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.
4  Effective November 18, 2005, William E. Zitelli is no longer Chief Compliance Officer of the Advisors' Inner Circle Fund.

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

================================================================================

                                                                                              NUMBER OF
                                                                                             PORTFOLIOS
                                     TERM OF                                              IN THE ADVISORS'
                       POSITION(S)  OFFICE AND                                            INNER CIRCLE FUND
    NAME, ADDRESS,      HELD WITH    LENGTH OF           PRINCIPAL OCCUPATION(S)            OVERSEEN BY        OTHER DIRECTORSHIPS
        AGE 1          THE TRUST    TIME SERVED            DURING PAST 5 YEARS                 OFFICER           HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
JAMES                Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
NDIAYE                and Secretary                since 2004. Vice President, Deutsche
37 yrs. old                                        Asset Management from 2003-2004.
                                                   Associate, Morgan, Lewis & Bockius
                                                   LLP from 2000-2003. Counsel, Assistant
                                                   Vice President, ING Variable Annuities
                                                   Group from 1999-2000.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D.           Vice President (Since 2000)   General Counsel, Vice President and           N/A                   N/A
BARTO                 and Assistant                Secretary of SEI Investments Global
37 yrs. old             Secretary                  Funds Services since 1999; Associate,
                                                   Dechert (law firm) from 1997-1999;
                                                   Associate, Richter, Miller & Finn
                                                   (law firm) from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
PHILIP T.            Vice President (Since 2004)   Employed by SEI Investments Company           N/A                   N/A
MASTERSON             and Assistant                since 2004. General Counsel, CITCO
41 yrs. old             Secretary                  Mutual Fund Services from 2003-2004.
                                                   Vice President and Associate Counsel,
                                                   Oppenheimer Funds from 2001-2003
                                                   and Vice President and Assistant
                                                   Counsel from 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
NICOLE                AML Officer   (Since 2005)   Assistant Vice President and AML              N/A                   N/A
WELCH                                              Compliance Officer of SEI Investments
28 yrs. old                                        since January 2005. Compliance Analyst
                                                   at TD Waterhouse from January 2004
                                                   to November 2004. Senior Compliance
                                                   Analyst at UBS Financial Services
                                                   from October 2002 to January 2004.
                                                   Knowledge Management Analyst at
                                                   PricewaterhouseCoopers Consulting
                                                   from September 2000 to October 2002.
------------------------------------------------------------------------------------------------------------------------------------

1  The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

DISCLOSURE OF FUND EXPENSES (UNAUDITED)                 FMC STRATEGIC VALUE FUND




All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

 o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

   You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

 o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------
                                BEGINNING     ENDING                  EXPENSES
                                ACCOUNT       ACCOUNT   ANNUALIZED      PAID
                                  VALUE        VALUE      EXPENSE      DURING
                                 5/01/05     10/31/05     RATIOS       PERIOD*
--------------------------------------------------------------------------------

ACTUAL FUND RETURN             $1,000.00    $1,112.90      1.24%        $6.62
HYPOTHETICAL 5% RETURN          1,000.00     1,018.44      1.24          6.32
--------------------------------------------------------------------------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                             NOTICE TO SHAREHOLDERS
                                       OF
                            FMC STRATEGIC VALUE FUND
                                   (UNAUDITED)



For shareholders that do not have an October 31, 2005 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2005 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2005, the Fund is designating the following items with regard to distributions paid during the year.

                                                     DIVIDENDS
                                                  QUALIFYING FOR
                                                      CORPORATE
   LONG-TERM       ORDINARY                           DIVIDENDS      QUALIFYING      U.S.
 CAPITAL GAIN       INCOME           TOTAL           RECEIVABLE       DIVIDEND    GOVERNMENT
 DISTRIBUTION    DISTRIBUTIONS   DISTRIBUTIONS        DEDUCTION      INCOME (1)   INTEREST (2)
 ------------    -------------   -------------       -----------     ----------   ------------
    73.74%          26.26%          100.00%            66.92%          66.54%       30.04%

(1) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(2) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

SHAREHOLDER VOTING RESULTS                                           (UNAUDITED)

At a special meeting held on February 18, 2005, the shareholders of the Advisors' Inner Circle Fund voted on the proposal to elect Trustees of the Trust. The results of the voting were as follows:

                                                NUMBER OF            % OF SHARES     % OF SHARES
                                                  SHARES             OUTSTANDING       PRESENT
                                            -----------------        ------------    -----------
   ROBERT A. NESHER
   Affirmative..........................    1,968,778,879.060           83.336%        99.953%
   Withheld ............................          928,748.332            0.039%         0.047%
   Total................................    1,969,707,627.392           83.375%           100%

   WILLIAM M. DORAN
   Affirmative..........................    1,968,769,215.571           83.335%        99.952%
   Withheld ............................          938,411.821            0.040%         0.048%
   Total................................    1,969,707,627.392           83.375%           100%

   JOHN T. COONEY
   Affirmative..........................    1,968,445,827.062           83.322%        99.936%
   Withheld ............................        1,261,800.330            0.053%         0.064%
   Total................................    1,969,707,627.392           83.375%           100%

   ROBERT A. PATTERSON
   Affirmative..........................    1,968,404,985.954           83.320%        99.934%
   Withheld ............................        1,302,641.438            0.055%         0.066%
   Total................................    1,969,707,627.392           83.375%           100%

   EUGENE B. PETERS
   Affirmative..........................    1,968,506,856.025           83.324%        99.939%
   Withheld ............................        1,200,771.367            0.051%         0.061%
   Total................................    1,969,707,627.392           83.375%           100%

   JAMES M. STOREY
   Affirmative..........................    1,968,556,832.006           83.326%        99.942%
   Withheld............................         1,150,795.386            0.049%         0.058%
   Total................................    1,969,707,627.392           83.375%           100%

   GEORGE J. SULLIVAN
   Affirmative..........................    1,968,795,230.525           83.337%        99.954%
   Withheld ............................          912,396.867            0.038%         0.046%
   Total................................    1,969,707,627.392           83.375%           100%

   BETTY L. KRIKORIAN
   Affirmative..........................    1,968,754,119.096           83.335%        99.952%
   Withheld............................           953,508.296            0.040%         0.048%
   Total................................    1,969,707,627.392           83.375%           100%

   CHARLES E. CARLBOM
   Affirmative..........................    1,968,689,813.190           83.332%        99.948%
   Withheld ............................        1,017,814.202            0.043%         0.052%
   Total................................    1,969,707,627.392           83.375%           100%

   MITCHELL A. JOHNSON
   Affirmative..........................    1,968,801,283.525           83.337%        99.954%
   Withheld.............................          906,343.867            0.038%         0.046%
   Total................................    1,969,707,627.392           83.375%           100%

                                      NOTES

                                      NOTES

================================================================================

                            FMC STRATEGIC VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                                    ADVISER:
                               FIRST MANHATTAN CO.
                               437 Madison Avenue
                               New York, NY 10022

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20036

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q (Quarterly Schedule of Portfolio Holdings) are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-877-FMC-4099 (1-877-362-4099); information on voted
proxies   is  also   available   on  the   SEC's   website   on  Form   N-PX  at
http://www.sec.gov.

FMC-AR-001-0500

================================================================================

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP related to the Trust

KPMG LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were pre-         did not require                     were pre-         did not require
                                     approved          pre-approval                        approved          pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $340,000            N/A               N/A             $317,500            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees         N/A               N/A               N/A               N/A               N/A               N/A

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Fees billed by PWC LLP related to the Trust

PWC LLP billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2005                                                   2004
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $189,520            N/A               N/A             $251,280            N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $0                $0                $0                $0            $10,780(1)        $8,500(2)
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A               N/A               N/A               N/A
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:
     (1) Includes fees for: Agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI.
     (2) Includes fees for: Review of N-14 and N-1A Filings related to merger of the Independence Small Cap Fund and the John Hancock Small Cap Fund.

  (e)(1) Not applicable.

  (e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (KPMG):


         --------------------------- ---------------- ---------------
                                           2005            2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                 0%              0%

         --------------------------- ---------------- ---------------
         Tax Fees                           0%              0%
         --------------------------- ---------------- ---------------
         All Other Fees                     0%              0%

         --------------------------- ---------------- ---------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PWC):


         --------------------------- ---------------- ---------------
                                          2005             2004
         --------------------------- ---------------- ---------------
         Audit-Related Fees                0%              44%

         --------------------------- ---------------- ---------------
         Tax Fees                          0%               0%
         --------------------------- ---------------- ---------------
         All Other Fees                    0%               0%

         --------------------------- ---------------- ---------------

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by KPMG LLP for the last two fiscal years were $0 and $0 for 2005 and 2004, respectively.

(g) The aggregate non-audit fees and services billed by PWC LLP for the last two fiscal years were $0 and $19,280 for 2005 and 2004, respectively.


(h) Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                     The Advisors' Inner Circle Fund


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                        /s/ James F. Volk
                                                 ---------------------------
                                                 James F. Volk, President

Date:  December 29, 2005


By (Signature and Title)*                        /s/ Michael Lawson
                                                 ---------------------------
                                                 Michael Lawson
                                                 Controller & CFO


Date:  December 29, 2005

* Print the name and title of each signing officer under his or her signature.